ASSET ACQUISITION AND REALLOCATION OF EQUITY INTEREST	12 Months Ended
Dec. 31, 2025
ASSET ACQUISITION AND REALLOCATION OF EQUITY INTEREST
ASSET ACQUISITION AND REALLOCATION OF EQUITY INTEREST

5.    ASSET ACQUISITION AND REALLOCATION OF EQUITY INTEREST

Acquisition of Guanghan Data Center Co., Ltd.

On December 3, 2024, the Company entered into a share transfer agreement with two individuals (collectively, the “seller”) to acquire Guanghan Data Center Co., Ltd. (“Guanghan”), which held 51% equity interest in Alpha. Alpha is an Ethiopian company that owned certain mining machines and intended to operate a cryptocurrency mining data center in Ethiopia with total planned power capacity up to 100 megawatts. On December 9, 2024, the Company completed the first closing of the acquisition and obtained control of Guanghan and Alpha. Pursuant to the agreement, the Company made payment of US$2,265 in the form of 2,265,000 USDT and issued an aggregate of 369,031,800 Class A ordinary shares to the sellers. The subsequent closing of the acquisition was consummated on July 14, 2025 by issuing an additional 45,278,600 Class A ordinary shares when construction of 55 megawatts of the data center was completed. The Company also agreed to grant the seller an exclusive usage right to 16,628 units of mining machines, which accounted for 51% of total mining machines owned by Alpha, for the first two years after the acquisition. To make the 49% noncontrolling shareholder whole, on the same day, Alpha entered into an agreement to grant its 49% noncontrolling shareholder a usage right to remaining mining machines owned by Alpha with no consideration for the first two years after the acquisition. Effectively, Alpha has granted free usage rights of all mining machines to its shareholders respectively and the usage right, with the term being unfavorable as compared to the market term, was recorded as an unfavorable contract in Alpha’s book. The unfavorable contract between Alpha and the Company was considered effectively settled upon acquisition and was included in the total purchase consideration as the Company granted the usage right to the seller. The transaction was accounted for as an asset acquisition as Guanghan did not meet the definition of a business upon acquisition.

The following table presents the calculation of the purchase consideration of the acquisition dated December 9, 2024.

Amount
US$
Fair value of 369,031,800 Class A ordinary shares at first closing on December 9, 2024	13,654
Fair value of 45,278,600 Class A ordinary shares at subsequent closing	1,675
Fair value of 2,265,000 USDT	2,265
Effective settlement of unfavorable contract	6,063
Total purchase consideration	23,657

As of the acquisition date, the Group identified an unfavorable contract of US$11,888, of which US$6,063 was considered effectively settled upon acquisition and was included in the total purchase consideration as a deferred consideration. The remaining amount of US$5,825 was included in the net assets acquired. The liabilities would be amortized on a straight-line basis over the two years. US$5,407 of the US$11,888 was recorded in accrued expenses and other current liabilities and US$6,481 was recorded in other non-current liabilities.

5.    ASSET ACQUISITION AND REALLOCATION OF EQUITY INTEREST (continued)

Acquisition of Guanghan Data Center Co., Ltd. (continued)

The following is a summary of the estimated fair value of the net assets acquired as of the acquisition date.

	Amount	Amortization Months
	US$
Current assets	201	—
Acquired intangible assets	10,451	41
Property and equipment	3,623	—
Long-term prepayments and other non-current assets	25,300	—
Total identifiable assets acquired	39,575	—
Unfavorable contract	(5,825)	24
Other current liabilities	(52)	—
Total identifiable liabilities assumed	(5,877)	—
Net identifiable assets acquired	33,698	—
Non-controlling interests	(10,041)	—
Total purchase consideration	23,657	—

The acquired intangible asset was the strategic contract entered into with an Ethiopian electricity provider that it will provide power supply for the Ethiopia data center with favorable prices until April 2028.

Reallocation of equity interest

In the fourth quarter of 2025, Alpha decided to not continue the construction of the remaining 45 megawatts of the data center. On December 30, 2025, the Group entered into an Equity and Asset Adjustment Arrangement with the NCI shareholder that both parties agreed to reallocate 44% equity interest from the NCI shareholder to the Company by the Company transferring certain assets that represent 45 megawatts of total planned power capacity and 49% of total mining machines owned by Alpha to the NCI shareholder. After completion of the transaction, the total power capacity of the Ethiopia data center reduced to 55 megawatts and the NCI shareholder had 5% equity interest in Alpha.

The following table summarizes the assets and liability transferred:

Amount
US$
Property and equipment	2,611
Long-term prepayments and other non-current assets	9,828
Unfavorable contract	(3,176)
Total	9,263

Net book value of the non-controlling interest reallocated was approximately US$8,788 and the difference between the assets and liability transferred and net book value of the non-controlling interest reallocated was recognized in additional paid-in capital.

In connection with the change in construction plan, the remaining portion of the unfavorable contract and intangible asset recognized from the acquisition have been remeasured based on the adjusted total power capacity. During the year ended December 31, 2025, the Group recognized gain of US$2,225 and impairment loss of US$1,405 from the remeasurement of the remaining portion of the unfavorable contract and intangible assets, respectively. With the assistance of a third-party valuation specialist, the Group used the income approach with the discounted cash flow valuation method to estimate the fair value of the unfavorable contract and intangible asset, and recognized the corresponding measurement gain and impairment loss for the amounts by which the carrying value of the unfavorable contract and intangible asset differ from their fair values.